UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

9200 Sunset Boulevard, Suite 415 Los Angeles, California 90069
(Address of principal executive offices)                          (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of December 31, 2014
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 8.74%
Alerian MLP ETF	1,223	$21,427
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	1,700	49,963
SPDR Dow Jones Global Real Estate ETF	419	19,999

Total Exchange-Traded Products (Cost $92,580)		91,389

OPEN-END FUNDS - 83.20%
BlackRock Strategic Income Opportunities Portfolio	3,232	32,676
* Boston Partners Global Long/Short Fund	2,008	20,365
Boston Partners Long/Short Research Fund	4,968	75,962
Deutsche Select Alternative Allocation Fund	2,560	28,593
* Diamond Hill Long-Short Fund	1,268	30,707
Eaton Vance Hedged Stock Fund	2,439	19,782
FPA New Income, Inc. Fund	1,864	18,862
* Gabelli Enterprise Mergers and Acquisitions Fund	4,027	54,925
Glenmede Secured Options Portfolio	3,159	37,598
Hatteras Alpha Hedged Strategies Fund	2,504	29,168
Highland Long/Short Equity Fund	1,468	17,700
Highland Long/Short Healthcare Fund	1,280	19,412
Iron Strategic Income Fund	4,461	48,535
Ironclad Managed Risk Fund	5,131	55,777
KCM Macro Trends Fund	2,226	27,653
Litman Gregory Masters Alternative Strategies Fund	2,848	32,575
MainStay Unconstrained Bond Fund	8,081	73,453
MFS Global Alternative Strategy Fund	4,558	48,175
PIMCO EqS Long/Short Fund	3,690	43,174
PIMCO Unconstrained Bond Fund	3,832	42,839
RiverPark/Gargoyle Hedged Value Fund	4,044	53,983
The Merger Fund	2,564	39,943

Total Open-End Funds (Cost $870,706)		869,651

SHORT-TERM INVESTMENT - 2.59%
§ Fidelity Institutional Government Portfolio, 0.01%	27,012	27,012

Total Short-Term Investment (Cost $27,012)		27,012

Total Value of Investments (Cost $990,298) - 94.53%		$988,052

Other Assets Less Liabilities - 5.47%		57,217

Net Assets - 100%		$1,045,269

		(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014

*	Non-income producing investment
§	Represents 7 day effective yield

	Summary of Investments
		% of Net
		Assets	Value
	Exchange-Traded Products	8.74%	$91,389
	Open-End Funds	83.20%	869,651
	Short-Term Investment	2.59%	27,012
	Other Assets Less Liabilities	5.47%	57,217
	Total	100.00%	$1,045,269

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$12,286
	Aggregate gross unrealized depreciation			(14,533)

	Net unrealized depreciation			$(2,247)

				(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$91,389	$91,389	$-	$-
Open-End Funds	869,651	869,651	-	-
Short-Term Investment	27,012	27,012	-	-
Total	$988,052	$988,052	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds

By: (Signature and Title)	/s/Andrei H. Cherny
Date: February 25, 2015	Andrei H. Cherny Trustee, President, and Principal Executive Officer Aspiration Flagship Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: (Signature and Title)	/s/Andrei H. Cherny
Date: February 25, 2015	Andrei H. Cherny Trustee, President, and Principal Executive Officer Aspiration Flagship Fund

By: (Signature and Title)	/s/Ashley E. Harris
Date: February 23, 2015	Ashley E. Harris Treasurer and Principal Financial Officer Aspiration Flagship Fund